SHORT-TERM BANK BORROWINGS AND RESTRICTED CASH (Details)		1 Months Ended
	Feb. 08, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Nov. 30, 2017 USD ($)	Aug. 31, 2017 CNY (¥)	Mar. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2018 CNY (¥)	Nov. 30, 2018 USD ($)	Oct. 31, 2018	Dec. 31, 2017 CNY (¥)	Nov. 30, 2017 CNY (¥)	Mar. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
SHORT-TERM BANK BORROWINGS AND RESTRICTED CASH
Short-term bank borrowings							¥ 179,978,003			¥ 168,234,207
Restricted cash-non current										65,342,000
Restricted cash-current		$ 26,072,680					179,262,714			104,547,200
East West Bank loan
SHORT-TERM BANK BORROWINGS AND RESTRICTED CASH
Short-term bank borrowings							99,978,003			98,234,207
Number of line of credit agreements					2	2
Debt term					1 year	1 year
Face amount							99,978,003			¥ 98,234,207
Maximum credit facility amount												¥ 100,000,000	¥ 100,000,000
Interest rate (in percent)					2.80%	2.80%			4.75%	4.50%		2.80%	2.80%
Collateral deposits | $					$ 16,000,000	$ 16,000,000
Restricted cash-non current							109,811,200			¥ 104,547,200
Bank of China loan
SHORT-TERM BANK BORROWINGS AND RESTRICTED CASH
Short-term bank borrowings							20,000,000			10,000,000
Debt term	1 year	1 year		6 months
Face amount	¥ 20,000,000			¥ 10,000,000			¥ 20,000,000
Interest rate (in percent)	4.5675%	4.5675%		4.5675%			4.5675%
SPD Silicon Valley Bank loan
SHORT-TERM BANK BORROWINGS AND RESTRICTED CASH
Short-term bank borrowings							¥ 60,000,000			60,000,000
Debt term			1 year
Face amount							¥ 60,000,000			¥ 60,000,000
Maximum credit facility amount											¥ 60,000,000
Interest rate (in percent)		4.35%					4.35%			4.35%
Collateral deposits | $			$ 10,000,000					$ 10,000,000
Restricted cash-non current							¥ 0			¥ 65,342,000
Restricted cash-current							¥ 69,451,514			¥ 0